Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Short-Term Debt

	Rate of Interest (%)			2023	2022
Credit facilities
Unsecured revolving term credit facility			n/a	‐	500
Other unsecured credit facilities
South America [1]	5.5	–	12.2	219	453
Australia			5.3	221	190
Other			4.8	21	9
Commercial paper [2]	5.5	–	5.9	1,175	783
Other short-term debt				179	207
				1,815	2,142

1  Our credit facilities are either denominated in local currency or US dollars. The range of interest rates for South America excludes our Argentina facilities denominated in local currency with interest rates ranging from 102.5 percent to 107.0 percent. The balance of these Argentina facilities as at December 31, 2023 was $18.

2  We use our $4,500 commercial paper program for our short-term cash requirements. The amount available under the commercial paper program is limited to the availability of backup funds under the $4,500 unsecured revolving term credit facility and excess cash invested in highly liquid securities.

Additional Information about Understanding Financial Positions

Credit facility limits [1]	As at December 31, 2023
Unsecured revolving term facility [2]	4,500
Unsecured revolving term facility [3]	1,500
Uncommitted revolving demand facility	1,000
Other credit facilities [4]	1,320

1  Our credit facilities are renegotiated periodically.

2  Matures September 14, 2027, subject to extension at the request of Nutrien provided that the resulting maturity date may not exceed five years from the date of request.

3  In 2023, we extended the term of our unsecured revolving term credit facility to September 10, 2024 and reduced the facility limit from $2,000 to $1,500.

4  Total facility limit amounts include some facilities with maturities in excess of one year.